Related parties - Vasta Platform (Successor) (Details 5) - BRL (R$) R$ in Thousands	3 Months Ended	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2020	Dec. 31, 2019
Transactions held with Related parties
Short-term employee benefits	R$ 155	R$ 6,982	R$ 11,430
Share-based compensation plan	475	33,594	1,372
Total key management personnel compensation expenses	630	R$ 40,576	12,802
Vasta Platform (Successor)
Transactions held with Related parties
Short-term employee benefits	155		11,430
Share-based compensation plan	475		1,372
Total key management personnel compensation expenses	R$ 630		R$ 12,802